Expense Example, No Redemption - First Trust Commercial Mortgage Opportunities ETF - First Trust Commercial Mortgage Opportunities ETF	Jul. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	$ 579